united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17645 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard A. Malinowski

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2620

Date of fiscal year end: 6/30

Date of reporting period: 12/31/18

Item 1. Reports to Stockholders.

HCM Tactical Growth Fund

Class A Shares: HCMGX

Class I Shares: HCMIX

Class R Shares: HCMSX

Investor Class Shares: HCMDX

HCM Dividend Sector Plus Fund

Class A Shares: HCMNX

Class I Shares: HCMQX

Class R Shares: HCMZX

Class A1 Shares: HCMWX

Investor Class Shares: HCMPX

HCM Income Plus Fund

Class A Shares: HCMEX

Investor Class Shares: HCMKX

Semi-Annual Report

December 31, 2018

1-855-969-8464

www.howardcmfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.howardcmfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, compared to its benchmarks:

				Annualized
			Annualized	Inception** -
	Six Months	One Year	Three Year	December 31, 2018

HCM Tactical Growth Fund – Class A	(13.94)%	(6.76)%	11.15%	5.81%
HCM Tactical Growth Fund – Class A with load	(18.91)%	(12.15)%	8.98%	4.40%
HCM Tactical Growth Fund – Class I	(13.93)%	(6.76)%	11.14%	5.80%
HCM Tactical Growth Fund – Class R	(13.93)%	(6.76)%	11.14%	5.80%
HCM Tactical Growth Fund – Investor Class	(14.31)%	(7.56)%	10.32%	5.17%
S&P 500 TR Index***	(6.85)%	(4.38)%	9.26%	7.81%
HFRX Equity Hedge Index****	0.24%	6.28%	5.29%	8.69%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The returns would have been lower had the Advisor not waived its fees/reimbursed expenses. The Fund’s total annual operating expenses is 2.55% for Class A shares and 3.30% for Investor Class shares as per the November 1, 2018 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement, are 2.66% for Class I shares and 2.76% for Class R shares per the July 8, 2014 prospectus. Redemptions made in less than 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is July 30, 2014.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

****	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index.

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2018

The Fund’s holdings by industry sector and investment type as of December 31, 2018 are as follows:

% of Net
Industry Sector/Investment Type	Assets
Exchange Traded Funds
Equity Funds	45.0%
Common Stocks
Technology	0.0%
Consumer, Non-cyclical	0.3%
Consumer, Cyclical	0.2%
Communications	0.2%
Energy	0.1%
Utilities	0.1%
Financial	0.1%
Basic Materials	0.1%
Industrial	0.0%
Short - Term Investment	53.4%
Other Assets in Excess of Liabilities	0.5%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, compared to its benchmark:

				Annualized
			Annualized	Inception** -
	Six Months	One Year	Three Year	December 31, 2018
HCM Dividend Sector Plus Fund – Class A	(13.33)%	(13.73)%	10.70%	8.48%
HCM Dividend Sector Plus Fund – Class A with load	(18.34)%	(18.69)%	8.55%	6.80%
HCM Dividend Sector Plus Fund – Class I	(13.30)%	(13.69)%	10.72%	8.49%
HCM Dividend Sector Plus Fund – Class R	(13.30)%	(13.69)%	10.72%	8.49%
HCM Dividend Sector Plus Fund – Class A1	(13.40)%	(13.86)%	10.60%	8.40%
HCM Dividend Sector Plus Fund – Class A1 with load	(18.40)%	(18.81)%	8.45%	6.72%
HCM Dividend Sector Plus Fund – Investor Class	(13.74)%	(14.47)%	9.84%	7.72%
S&P 500 TR Index	(6.85)%	(4.38)%	9.26%	7.75%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The returns would have been lower had the Advisor not waived its fees/reimbursed expenses. The Fund’s total annual operating expenses is 2.55% for Class A shares, 2.70% for Class A1 shares, and 3.30% for Investor Class shares per the November 1, 2018 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.51% for Class I shares and 2.36% for Class R shares per the March 3, 2015 prospectus. Redemptions made less than 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is March 11, 2015.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2018

The Fund’s industry sector and investment type as of December 31, 2018 are as follows:

Industry Sector/Investment Type	% of Net Assets
Common Stocks
Consumer, Non-cyclical	16.6%
Consumer, Cyclical	9.5%
Utilities	8.9%
Communications	7.8%
Financial	7.5%
Energy	6.2%
Technology	5.5%
Industrial	3.6%
Basic Materials	2.9%
Short - Term Investment	31.2%
Other Assets Less Liabilities	0.3%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM Income Plus Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for the periods ended December 31, 2018, compared to its benchmark:

			Annualized
			Inception** -
	Six Months	One Year	December 31, 2018
HCM Income Plus Fund – Class A	(7.16)%	(4.01)%	2.04%
HCM Income Plus Fund – Class A with load	(12.51)%	(9.56)%	(0.75)%
HCM Income Plus Fund – Investor Class	(7.49)%	(4.69)%	1.35%
Bloomberg Barclays US Aggregate Bond Index	1.65%	0.01%	1.10%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The returns would have been lower had the Advisor not waived its fees/reimbursed expenses. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 1.84% for Class A shares, 2.59% for Investor Class shares, per the November 1, 2018 prospectus. Redemptions made less than 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is November 9, 2016.

***	The Bloomberg Barclays US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index.

HCM Income Plus Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2018

The Fund’s industry sector and investment type as of December 31, 2018 are as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Debt Funds	38.8%
Technology Funds	21.2%
Short-Term Investment	39.7%
Other Assets Less Liabilities	0.3%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Fair Value
	COMMON STOCKS - 1.1%
	ASSET MANAGEMENT - 0.0%
1,289	Franklin Resources, Inc.	$38,232

	BIOTECHNOLOGY & PHARMACEUTICAL - 0.0%
624	Gilead Sciences, Inc.	39,031

	CHEMICALS - 0.0%
515	Eastman Chemical Co.	37,652
458	LyondellBasell Industries N.V.	38,087
		75,739
	CONSUMER PRODUCTS - 0.1%
768	Altria Group, Inc.	37,932
1,229	Archer Daniels Midland Co.	50,352
659	Molson Coors Brewing Co.	37,009
		125,293
	CONTAINERS & PACKAGING - 0.0%
432	Packaging Corp. of America	36,055

	HARDWARE - 0.0%
1,706	Corning, Inc.	51,538
3,199	Hewlett Packard Enterprise Co.	42,259
		93,797
	HEALTH CARE FACILITIES & SERVICES - 0.1%
488	Centene Corp. *	56,266
682	DaVita, Inc. *	35,096
512	HCA Healthcare, Inc.	63,718
		155,080
	INDUSTRIAL SERVICES - 0.0%
300	United Rentals, Inc. *	30,759

	INSTITUTIONAL FINANCIAL SERVICES - 0.0%
919	Bank of New York Mellon Corp.	43,257

	INSURANCE - 0.0%
209	Everest Re Group Ltd.	45,512

	IRON & STEEL - 0.0%
797	Nucor Corp.	41,293

	MEDIA - 0.1%
2,150	Discovery Communications, Inc. - Series A *	53,191
2,272	Discovery Communications, Inc. - Series C *	52,438
		105,629

See accompanying notes to financial statements.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Shares		Fair Value
	MEDICAL EQUIPMENT & DEVICES - 0.1%
1,325	Hologic, Inc. *	$54,458

	METALS & MINING - 0.0%
2,863	Freeport-McMoRan, Inc.	29,518

	OIL & GAS & COAL - 0.1%
352	Concho Resources, Inc. *	36,182
1,417	Devon Energy Corp.	31,939
3,118	Marathon Oil Corp.	44,712
1,876	Newfield Exploration Co. *	27,502
567	Valero Energy Corp.	42,508
		182,843
	PASSENGER TRANSPORTATION - 0.1%
757	Alaska Air Group, Inc.	46,063
1,010	American Airlines Group, Inc.	32,431
976	Delta Air Lines, Inc.	48,702
779	United Continental Holdings, Inc. *	65,226
		192,422
	RETAIL - CONSUMER STAPLES - 0.1%
1,823	Kroger Co.	50,133
501	Wal-Mart Stores, Inc.	46,668
		96,801
	RETAIL - DISCRETIONARY - 0.1%
37	Amazon.com, Inc. *	55,573
1,086	Foot Locker, Inc.	57,775
1,578	The Gap, Inc.	40,649
815	Kohl’s Corp.	54,067
		208,064
	SEMICONDUCTORS - 0.1%
1,119	Intel Corp.	52,515
1,198	Micron Technology, Inc. *	38,013
		90,528
	SPECIALTY FINANCE - 0.0%
664	Discover Financial Services	39,163
1,400	Synchrony Financial	32,844
		72,007
	TECHNOLOGY SERVICES - 0.0%
447	Automatic Data Processing, Inc.	58,611

	TELECOMMUNICATIONS - 0.1%
1,381	AT&T, Inc.	39,414
3,030	CenturyLink, Inc.	45,905
1,002	Verizon Communications, Inc.	56,332
		141,651
	UTILITIES - 0.1%
915	Ameren Corp.	59,685
1,887	CenterPoint Energy, Inc.	53,270
843	Edison International	47,857
1,364	Exelon Corp.	61,516
1,297	PG&E Corp.	30,804
		253,132

See accompanying notes to financial statements.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Shares		Fair Value
	TOTAL COMMON STOCKS (Cost $2,237,016)	$2,209,712

	EXCHANGE TRADED FUNDS - 45.0%
	LARGE-CAP - 20.0%
428,293	ProShares Ultra S&P500	39,754,156

	TECHNOLOGY - 25.0%
82,271	iShares North American Tech-Software ETF	14,276,075
528,602	ProShares Ultra QQQ	35,516,768
		49,792,843

	TOTAL EXCHANGE TRADED FUNDS (Cost $90,028,162)	89,546,999

	SHORT TERM INVESTMENT - 53.4%
	MONEY MARKET FUND - 53.4%
106,375,755	BlackRock Liquidity Funds FedFund Portfolio, 1.82% + (Cost $106,375,755)	106,375,755

	TOTAL INVESTMENTS - 99.5% (Cost $198,640,933)	$198,132,466
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	942,486
	NET ASSETS - 100.0%	$199,074,952

+	Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.

*	Non-income producing security.

ETF - Exchange Traded Fund.

N.V. - Naamloze Vennootschap.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Fair Value
	COMMON STOCKS - 68.5%
	ASSET MANAGEMENT - 3.5%
45,816	Ameriprise Financial, Inc. ^	$4,781,816
227,490	Franklin Resources, Inc. ^	6,747,353
149,065	Invesco Ltd. ^	2,495,348
		14,024,517
	AUTOMOTIVE - 3.1%
758,563	Ford Motor Co. ^	5,803,007
201,801	General Motors Co.	6,750,243
		12,553,250
	BIOTECHNOLOGY & PHARMACEUTICAL - 4.8%
73,156	AbbVie, Inc. ^	6,744,252
89,646	Gilead Sciences, Inc. ^	5,607,357
156,939	Pfizer, Inc.	6,850,387
		19,201,996
	CHEMICALS - 0.7%
36,494	LyondellBasell Industries N.V. ^	3,034,841

	CONSUMER PRODUCTS - 5.8%
114,076	Altria Group, Inc. ^	5,634,214
137,751	Archer-Daniels-Midland Co. ^	5,643,658
161,841	General Mills, Inc. ^	6,302,089
83,945	Philip Morris International, Inc. ^	5,604,168
		23,184,129
	CONTAINERS & PACKAGING - 1.5%
71,506	International Paper Co. ^	2,885,982
93,907	Packaging Corp. of America ^	2,978,270
		5,864,252
	ELECTRICAL EQUIPMENT - 1.4%
79,345	Eaton Corp PLC ^	5,447,828

	HARDWARE - 2.5%
148,569	Seagate Technology PLC ^	5,733,278
122,979	Western Digital Corp.	4,546,534
		10,279,812
	HEALTH CARE FACILITIES & SERVICES - 2.9%
129,120	Cardinal Health, Inc. ^	5,758,752
52,218	McKesson Corp. ^	5,768,523
		11,527,275

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Shares		Fair Value
	INSURANCE - 2.5%
114,885	Principal Financial Group, Inc.	$5,074,470
173,249	Unum Group	5,090,056
		10,164,526
	IRON & STEEL - 1.4%
106,414	Nucor Corp. ^	5,513,309

	MEDIA - 3.3%	6,161,521
298,668	Interpublic Group of Cos., Inc. ^	7,250,760
99,000	Omnicom Group, Inc. ^	13,412,281

	OIL, GAS & COAL - 6.2%
140,297	Apache Corp. ^	3,682,796
55,148	Chevron Corp. ^	5,999,551
81,080	Exxon Mobil Corp. ^	5,528,845
97,336	HollyFrontier Corp. ^	4,975,816
81,411	Marathon Petroleum Corp. ^	4,804,063
		24,991,071
	PASSENGER TRANSPORTATION - 3.2%
104,313	Alaska Air Group, Inc. ^	6,347,446
130,059	Delta Air Lines, Inc. ^	6,489,944
		12,837,390
	RETAIL - CONSUMER STAPLES - 1.6%
240,718	Kroger Co. ^	6,619,745

	RETAIL - DISCRETIONARY - 3.2%
258,830	Gap, Inc. ^	6,667,461
244,472	L Brands, Inc. ^	6,275,596
		12,943,057
	SEMICONDUCTORS - 1.7%
144,177	Intel Corp. ^	6,766,227

	SPECIALTY FINANCE - 1.6%
47,237	Visa, Inc.	6,232,450

	TECHNOLOGY SERVICES - 2.8%
45,851	International Business Machines Corp. ^	5,211,883
255,545	Nielsen Holdings PLC ^	5,961,865
		11,173,748
	TELECOMMUNICATIONS - 4.5%
206,703	AT&T, Inc. ^	5,899,304
320,368	CenturyLink, Inc. ^	4,853,575
128,206	Verizon Communications, Inc. ^	7,207,741
		17,960,620
	TRANSPORTATION EQUIPMENT - 1.5%
45,342	Cummins, Inc. ^	6,059,505

	UTILITIES - 8.8%
484,952	AES Corp. ^	7,012,406
86,858	Entergy Corp. ^	7,475,868
161,748	Exelon Corp. ^	7,294,835
234,957	PPL Corp. ^	6,656,332
161,767	Southern Co.	7,104,807
		35,544,248

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018

Shares		Fair Value
	TOTAL COMMON STOCKS (Cost $318,443,660)	$275,336,077

	SHORT-TERM INVESTMENT - 31.2%
	MONEY MARKET FUND - 31.2%
125,099,121	BlackRock Liquidity Funds FedFund Portfolio, 1.82% + (Cost $125,099,121)	125,099,121

	TOTAL INVESTMENTS - 99.7% (Cost $443,542,781)	$400,435,198
	OTHER ASSETS LESS LIABILITIES - 0.3%	1,177,062
	NET ASSETS - 100.0%	$401,612,260

+	Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.

^	All or a portion of this security is segregated as collateral for the Line of Credit as of December 31, 2018. The amount of pledged securities collateral amounted to $120,092,088, with a total market value of $226,387,719.

N.V. - Naamloze Vennootschap.

PLC - Public Limited Company.

See accompanying notes to financial statements.

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 60.0%
	AGGREGATE BOND - 5.7%
89,011	iShares Core U.S. Aggregate Bond ETF	$9,478,781

	CORPORATE - 17.1%
348,371	iShares iBoxx $ High Yield Corporate Bond ETF	28,252,888

	INDEX RELATED - 16.0%
565,325	SPDR Bloomberg Barclays Convertible Securities ETF	26,451,557

	TECHNOLOGY - 21.2%
228,126	Invesco QQQ Trust Series 1	35,190,717

	TOTAL EXCHANGE TRADED FUNDS (Cost $109,601,604)	99,373,943

	SHORT-TERM INVESTMENT - 39.7%
	MONEY MARKET FUND - 39.7%
65,724,242	BlackRock Liquidity Funds FedFund Portfolio, 1.82% + (Cost $65,724,242)	65,724,242

	TOTAL INVESTMENTS - 99.7%% (Cost $175,325,846)	$165,098,185
	OTHER ASSETS LESS LIABILITIES - 0.3%	417,402
	NET ASSETS - 100.0%	$165,515,587

+	Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.

ETF - Exchange Traded Fund.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2018

	HCM Tactical	HCM Dividend	HCM Income Plus
	Growth Fund	Sector Plus Fund	Fund
ASSETS
Investment securities:
At cost	$198,640,933	$443,542,781	$175,325,846
At fair value	$198,132,466	$400,435,198	$165,098,185
Cash	214,551	32,948	—
Receivable for Fund shares sold	1,149,905	1,503,695	754,244
Dividends and interest receivable	227,762	1,022,735	45,719
Prepaid expenses	724	57,826	16,257
TOTAL ASSETS	199,725,408	403,052,402	165,914,405

LIABILITIES
Line of Credit Payable	—	355,846	—
Payable for Fund shares redeemed	352,201	472,749	212,140
Investment advisory fees payable	214,006	427,638	133,989
Distribution (12b-1) fees payable	66,092	119,403	40,895
Payable to related parties	2,604	33,713	3,875
Accrued expenses and other liabilities	15,553	30,793	7,919
TOTAL LIABILITIES	650,456	1,440,142	398,818
NET ASSETS	$199,074,952	$401,612,260	$165,515,587

Net Assets Consist Of:
Paid in capital	$212,004,178	$482,774,882	$180,939,420
Accumulated Losses	(12,929,226)	(81,162,622)	(15,423,833)
NET ASSETS	$199,074,952	$401,612,260	$165,515,587

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
December 31, 2018

	HCM Tactical		HCM Dividend		HCM Income Plus
	Growth Fund		Sector Plus Fund		Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$163,798,563		$355,089,467		$147,349,429
Shares of beneficial interest outstanding	13,626,411		35,700,630		15,441,407
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$12.02		$9.95		$9.54
Maximum offering price per share (maximum sales charge of 5.75%)	$12.75		$10.56		$10.12

Class I Shares:
Net Assets	$13		$14
Shares of beneficial interest outstanding	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$12.03	*	$9.95	*

Class R Shares:
Net Assets	$13		$14
Shares of beneficial interest outstanding	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$12.03	*	$9.95	*

Class A1 Shares:
Net Assets			$109,543
Shares of beneficial interest outstanding			10,913
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)			$10.04
Maximum offering price per share (maximum sales charge of 5.75%)			$10.65

Investor Class Shares:
Net Assets	$35,276,363		$46,413,222		$18,166,158
Shares of beneficial interest outstanding	3,013,790		4,724,782		1,915,568
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.70		$9.82		$9.48

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2018

	HCM Tactical	HCM Dividend	HCM Income Plus
	Growth Fund	Sector Plus Fund	Fund
INVESTMENT INCOME
Dividends	$723,125	$9,844,676	$3,215,848
Interest	236,171	221,396	111,570
TOTAL INVESTMENT INCOME	959,296	10,066,072	3,327,418

EXPENSES
Investment advisory fees	1,262,178	2,782,648	771,998
Interest expense on line of credit	—	2,055,844	—
Distribution (12b-1) fees:
Class A	208,637	493,793	180,983
Class A1	—	459	—
Investor Class	175,195	249,798	88,699
Administrative services fees	47,842	134,037	42,388
Transfer agent fees	40,029	74,103	42,341
Registration fees	27,228	27,725	17,452
Shareholder service fees	18,422	23,737	12,471
Accounting services fees	17,095	44,392	15,316
Audit fees	8,841	8,841	8,839
Custodian fees	7,598	26,451	6,961
Trustees fees and expenses	7,532	7,536	7,514
Legal fees	6,625	6,623	6,609
Printing and postage expenses	6,617	17,750	7,716
Compliance officer fees	4,987	9,573	4,692
Insurance expense	1,903	5,021	1,656
Other expenses	7,127	13,228	5,666
TOTAL EXPENSES	1,847,856	5,981,559	1,221,301

NET EXPENSES	1,847,856	5,981,559	1,221,301
NET INVESTMENT INCOME (LOSS)	(888,560)	4,084,513	2,106,117

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from:
Investments	(519,471)	(7,563,630)	(288,663)
Options Written	(61,634)	—	—
	(581,105)	(7,563,630)	(288,663)
Net change in unrealized depreciation on investments	(32,586,080)	(59,472,334)	(14,806,522)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(33,167,185)	(67,035,964)	(15,095,185)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,055,745)	$(62,951,451)	$(12,989,068)

See accompanying notes to financial statements.

The HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2018		Year Ended
	(Unaudited)		June 30, 2018
FROM OPERATIONS
Net investment loss	$(888,560)		$(1,478,924)
Net realized gain (loss) from security transactions	(581,105)		1,657,406
Net change in unrealized appreciation (depreciation) on investments	(32,586,080)		22,400,311
Net increase (decrease) in net assets resulting from operations	(34,055,745)		22,578,793

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid: *
Class A	(7,610,723)		—
Investor Class	(1,700,039)		—
Class R	(0	) +	—
Class I	(0	) +	—
Net decrease in net assets resulting from distributions to shareholders	(9,310,762)		—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	78,696,920		85,652,802
Investor Class	19,092,708		21,849,314
Net asset value of shares issued in reinvestment of distributions:
Class A	6,285,899		—
Investor Class	1,675,451		—
Redemption fee proceeds:
Class A	12,126		10,947
Investor Class	2,590		652
Payments for shares redeemed:
Class A	(23,810,321)		(19,841,114)
Investor Class	(4,145,599)		(1,800,118)
Net increase in net assets resulting from shares of beneficial interest	77,809,774		85,872,483

TOTAL INCREASE IN NET ASSETS	34,443,267		108,451,276

NET ASSETS
Beginning of Period	164,631,685		56,180,409
End of Period **	$199,074,952		$164,631,685

See accompanying notes to financial statements.

The HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
SHARE ACTIVITY
Class A:
Shares Sold	5,327,304	6,398,354
Shares Reinvested	542,824	—
Shares Redeemed	(1,630,818)	(1,471,356)
Net increase in shares of beneficial interest outstanding	4,239,310	4,926,998

Investor Class:
Shares Sold	1,295,321	1,628,749
Shares Reinvested	148,533	—
Shares Redeemed	(298,202)	(132,218)
Net increase in shares of beneficial interest outstanding	1,145,652	1,496,531

+	Amount represents less than $0.50

*	Distributions from net investment income and net realized capital gains are combined for the six months ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributiions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year includes distributions in excess of net investment loss of $998,687 as of June 30, 2018.

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
FROM OPERATIONS
Net investment income	$4,084,513	$7,085,080
Net realized gain (loss) from security transactions	(7,563,630)	26,619,127
Net change in unrealized appreciation (depreciation) on investments	(59,472,334)	396,013
Net increase (decrease) in net assets resulting from operations	(62,951,451)	34,100,220

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid: *
Class A	(42,272,824)	—
Class I	(1)	—
Class R	(1)	—
Class A1	(14,697)	—
Investor Class	(5,313,936)	—
From net realized gains:
Class A	—	(23,652,060)
Class I	—	(1)
Class R	—	(1)
Class A1	—	(47,494)
Investor Class	—	(2,448,082)
From net investment income:
Class A	—	(4,624,256)
Class I	—	— +
Class R	—	— +
Class A1	—	(8,462)
Investor Class	—	(312,177)
Net decrease in net assets resulting from distributions to shareholders	(47,601,459)	(31,092,533)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	105,334,207	187,516,708
Class A1	12,007	122,365
Investor Class	18,209,155	25,803,732
Net asset value of shares issued in reinvestment of distributions:
Class A	33,467,821	19,210,768
Class I	1	—
Class R	1	1
Class A1	14,697	55,328
Investor Class	5,241,462	2,663,315
Redemption fee proceeds:
Class A	10,993	33,113
Class A1	6	—
Investor Class	1,408	1,087
Payments for shares redeemed:
Class A	(60,282,887)	(54,776,854)
Class A1	(444,793)	(123,262)
Investor Class	(8,582,148)	(7,376,686)
Net increase in net assets resulting from shares of beneficial interest	92,981,930	173,129,615

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,570,980)	176,137,302

NET ASSETS
Beginning of Period	419,183,240	243,045,938
End of Period **	$401,612,260	$419,183,240

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
SHARE ACTIVITY
Class A:
Shares Sold	8,292,670	14,239,267
Shares Reinvested	3,415,084	1,460,894
Shares Redeemed	(4,680,380)	(4,140,717)
Net increase in shares of beneficial interest outstanding	7,027,374	11,559,444

Class A1:
Shares Sold	906	9,404
Shares Reinvested	1,486	4,207
Shares Redeemed	(35,054)	(9,158)
Net increase (decrease) in shares of beneficial interest outstanding	(32,662)	4,453

Investor Class:
Shares Sold	1,409,214	1,972,592
Shares Reinvested	541,474	204,556
Shares Redeemed	(678,241)	(566,158)
Net increase in shares of beneficial interest outstanding	1,272,447	1,610,990

+	Amount represents less than $0.50

*	Distributions from net investment income and net realized capital gains are combined for the six months ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributiions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year include sundistributed net investment income of $4,094,513 as of June 30, 2018

See accompanying notes to financial statements.

The HCM Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
FROM OPERATIONS
Net investment income	$2,106,117	$1,199,757
Net realized gain (loss) from security transactions	(288,663)	3,084,471
Net change in unrealized appreciation (depreciation) on investments	(14,806,522)	3,437,285
Net increase (decrease) in net assets resulting from operations	(12,989,068)	7,721,513

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:*
Class A	(9,052,803)	—
Investor Class	(1,027,188)	—
Class R	—	—
From net realized gains:
Class A	—	(189,243)
Investor Class	—	(14,979)
From net investment income:	—
Class A	—	(1,631,933)
Investor Class	—	(108,815)
Net decrease in net assets resulting from distributions to shareholders	(10,079,991)	(1,944,970)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	52,277,574	69,735,032
Investor Class	7,838,664	12,058,001
Net asset value of shares issued in reinvestment of distributions:
Class A	7,509,621	1,225,801
Investor Class	1,004,361	115,344
Redemption fee proceeds:
Class A	5,196	13,245
Investor Class	640	238
Payments for shares redeemed:
Class A	(18,765,436)	(17,491,916)
Investor Class	(3,115,514)	(1,130,506)
Net increase in net assets resulting from shares of beneficial interest	46,755,106	64,525,239

TOTAL INCREASE IN NET ASSETS	23,686,047	70,301,782

NET ASSETS
Beginning of Period	141,829,540	71,527,758
End of Period **	$165,515,587	$141,829,540

SHARE ACTIVITY
Class A:
Shares Sold	4,818,758	6,521,790
Shares Reinvested	799,747	115,421
Shares Redeemed	(1,752,874)	(1,636,992)
Net increase in shares of beneficial interest outstanding	3,865,631	5,000,219

Investor Class:
Shares Sold	724,355	1,132,991
Shares Reinvested	107,649	10,902
Shares Redeemed	(294,356)	(105,450)
Net increase in shares of beneficial interest outstanding	537,648	1,038,443

*	Distributions from net investment income and net realized capital gains are combined for the six months ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributiions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year include sundistributed net investment income of $0 as of June 30, 2018

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended December 31, 2018

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(62,951,451)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(403,879,584)
Proceeds from sales	581,331,065
Purchases of short term investments, net	(112,832,366)
Proceeds from sales of line of credit, net
Net realized loss from investments	7,563,630
Net change in unrealized depreciation from investments	59,472,334

Changes in assets and liabilities
(Increase)/Decrease in assets:
Dividends and Interest Receivable	(194,187)
Receivable for Fund Shares Sold	(1,220,897)
Prepaid Expenses and Other Assets	(27,868)
Increase/(Decrease) in liabilities:
Payable to Related Parties	(6,437)
Payable for Fund Shares Redeemed	265,467
Investment advisory fees payable	9,914
Distribution (12b-1) fees payable	5,597
Accrued expenses and other liabilities	(20,543)
Net cash used in operating activities	67,514,674

Cash flows from financing activities:
Decrease in line of credit	(112,862,197)
Proceeds from shares sold	123,555,369
Payment on shares redeemed	(69,297,427)
Cash distributions paid	(8,877,477)
Net cash provided by financing activities	$(67,481,732)

Net increase in cash	32,942
Cash at beginning of period	—
Cash at end of period	$32,942

Supplemental disclosure of non-cash activity:
Noncash financing activities not including herein consists of:
Reinvestment of dividends	$38,723,982

Interest Paid	$2,055,844

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2018		Year Ended		Year Ended	Year Ended		Period Ended
Class A	(Unaudited)		June 30, 2018		June 30, 2017	June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$14.68		$11.64		$8.75	$9.71		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.06)		(0.17)		(0.09)	(0.00	) (9)	0.01
Net realized and unrealized gain (loss) on investments	(2.01)		3.21		2.98	(0.83)		(0.29)
Total from investment operations	(2.07)		3.04		2.89	(0.83)		(0.28)
Less distributions from:
Net investment income	—		—		—	—		(0.01)
Net realized gains	(0.59)		—		—	(0.13)		—
Total distributions	(0.59)		—		—	(0.13)		(0.01)
Paid-in-Capital From Redemption Fees (9)	0.00		0.00		0.00	0.00		0.00
Net asset value, end of period	$12.02		$14.68		$11.64	$8.75		$9.71
Total return (3)	(13.94	)% (8)	26.12%		33.03%	(8.55)%		(2.77	)% (8)
Net assets, at end of period (000s)	$163,799		$137,794		$51,916	$25,631		$24,318
Ratio of gross expenses to average net assets (4)(5)(6)	1.70%		1.80	% (11)	2.06%	2.26%		2.52%
Ratio of net expenses to average net assets (5)(6)	1.70%		1.97	% (10)	1.99%	1.99%		1.99%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(0.75)%		(1.26)%		(0.87)%	(0.04)%		0.15%
Portfolio Turnover Rate	74	% (8)	18%		67%	238%		247	% (8)

(1)	The HCM Tactical Growth Fund’s Class A shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, June 30, 2016 and for the period ended June 30, 2015, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments. Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as

(7)	timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2018		Year Ended		Year Ended	Year Ended	Period Ended
Class I	(Unaudited)		June 30, 2018		June 30, 2017	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$14.69		$11.65		$8.76	$9.72	$10.00
Activity from investment operations:
Net investment income (2)	0.04		0.08		0.02	0.07	0.00	(10)
Net realized and unrealized gain (loss) on investments	(2.11)		2.96		2.87	(0.90)	(0.28)
Total from investment operations	(2.07)		3.04		2.89	(0.83)	(0.28)
Less distributions from:
Net realized gains	(0.59)		—		—	(0.13)	—
Total distributions	(0.59)		—		—	(0.13)	—
Net asset value, end of period	$12.03		$14.69		$11.65	$8.76	$9.72
Total return (3)	(13.93	)% (8)	26.09%		32.99%	(8.54)%	(2.80	)% (8)
Net assets, at end of period (9)	$13		$15		$12	$9	$10
Ratio of gross expenses to average net assets (4)(5)(6)(13)	1.45%		1.55	% (12)	1.81%	2.01%	2.27%
Ratio of net expenses to average net assets (5)(6)(13)	1.45%		1.72	% (11)	1.74%	1.74%	1.74%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	0.53%		0.59%		(0.62)%	(0.29)%	(0.10)%
Portfolio Turnover Rate	74	% (8)	18%		67%	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Class I shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, June 30, 2016 and for the period ended June 30, 2015, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

(11)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(12)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(13)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2018		Year Ended		Year Ended	Year Ended	Period Ended
Class R	(Unaudited)		June 30, 2018		June 30, 2017	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$14.69		$11.65		$8.76	$9.72	$10.00
Activity from investment operations:
Net investment income (2)	0.04		0.08		0.02	0.10	0.00	(10)
Net realized and unrealized gain (loss) on investments	(2.11)		2.96		2.87	(0.93)	(0.28)
Total from investment operations	(2.07)		3.04		2.89	(0.83)	(0.28)
Less distributions from:
Net realized gains	(0.59)		—		—	(0.13)	—
Total distributions	(0.59)		—		—	(0.13)	—
Net asset value, end of period	$12.03		$14.69		$11.65	$8.76	$9.72
Total return (3)	(13.93	)% (8)	26.09%		32.99%	(8.54)%	(2.80	)% (8)
Net assets, at end of period (9)	$13		$15		$12	$9	$10
Ratio of gross expenses to average net assets (4)(5)(6)(13)	1.55%		1.65	% (12)	1.91%	2.11%	2.37%
Ratio of net expenses to average net assets (5)(6)(13)	1.55%		1.82	% (11)	1.84%	1.84%	1.84%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	0.53%		0.59%		(0.72)%	(0.19)%	0.00%
Portfolio Turnover Rate	74	% (8)	18%		67%	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Class R shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, June 30, 2016 and for the period ended June 30, 2015, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

(11)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(12)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(13)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Six Months Ended
December 31, 2018	Year Ended	Year Ended	Year Ended	Period Ended
Investor Class	(Unaudited)	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$14.37	$11.48	$8.69	$9.72	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.11)	(0.27)	(0.18)	(0.09)	0.00	(10)
Net realized and unrealized gain (loss) on investments	(1.97)	3.16	2.97	(0.81)	(0.28)
Total from investment operations	(2.08)	2.89	2.79	(0.90)	(0.28)
Less distributions from:
Net realized gains	(0.59)	—	—	(0.13)	—
Total distributions	(0.59)	—	—	(0.13)	—
Paid-in-Capital From Redemption Fees	0.00	(10)	0.00	(10)	0.00	(10)	0.00	(10)	—
Net asset value, end of period	$11.70	$14.37	$11.48	$8.69	$9.72
Total return (3)	(14.31)%	25.17%	32.11%	(9.26)%	(2.80	)% (8)
Net assets, at end of period (000s)	$35,276	$26,838	$4,265	$453	$10	(9)
Ratio of gross expenses to average net assets (4)(5)(6)	2.45%	2.55	% (12)	2.81%	3.01%	3.27%
Ratio of net expenses to average net assets (5)(6)	2.45%	2.72	% (11)	2.74%	2.74%	2.74%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(1.49)%	(2.02)%	(1.62)%	(1.09)%	0.90%
Portfolio Turnover Rate	74	% (8)	18%	67%	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Investor Class shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, June 30, 2016 and for the period ended June 30, 2015, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

(11)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(12)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2018		Year Ended	Year Ended		Year Ended		Period Ended
Class A	(Unaudited)		June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$13.05		$12.81	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.13		0.29	0.29		0.27		0.06
Net realized and unrealized gain (loss) on investments	(1.89)		1.29	2.42		0.71		0.09
Total from investment operations	(1.76)		1.58	2.71		0.98		0.15
Less distributions from:
Net investment income	(0.24)		(0.22)	(0.20)		(0.12)		—
Net realized gains	(1.10)		(1.12)	(0.50)		(0.21)		—
Total distributions	(1.34)		(1.34)	(0.70)		(0.33)		—
Paid-in-Capital From Redemption Fees	0.00	(8)	0.00 (8)	0.00	(8)	0.00	(8)	—
Net asset value, end of period	$9.95		$13.05	$12.81		$10.80		$10.15
Total return (3)	(13.33	)% (7)	12.26%	25.37%		10.11%		1.50	% (7)(11)
Net assets, at end of period (000s)	$355,089		$374,192	$219,218		$76,321		$36,932
Ratio of gross expenses to average net assets (4)(5)(12)	2.60%		2.54%	2.32	% (10)	2.19	% (10)	2.38%
Ratio of net expenses to average net assets (5)(13)	2.60%		2.54%	2.33	% (9)	2.24	% (9)	1.99%
Ratio of net investment income to average net assets (5)(6)	1.92%		2.20%	2.33%		2.70%		1.76%
Portfolio Turnover Rate	79	% (7)	127%	100%		163%		54	% (7)

(1)	The HCM Dividend Sector Plus Fund’s Class A shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Not annualized.

(8)	Amount represents less than $0.005 per share.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(11)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(12)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	1.68%	1.71%	1.75%	1.94%

(13)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.68%	1.71%	1.76%	1.99%

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2018		Year Ended	Year Ended		Year Ended		Period Ended
Class I	(Unaudited)		June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$13.05		$12.81	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.21		0.47	0.18		0.37		0.00	(8)
Net realized and unrealized gain (loss) on investments	(1.97)		1.11	2.53		0.61		0.15
Total from investment operations	(1.76)		1.58	2.71		0.98		0.15
Less distributions from:
Net investment income	(0.24)		(0.22)	(0.20)		(0.12)		—
Net realized gains	(1.10)		(1.12)	(0.50)		(0.21)		—
Total distributions	(1.34)		(1.34)	(0.70)		(0.33)		—
Net asset value, end of period	$9.95		$13.05	$12.81		$10.80		$10.15
Total return (3)	(13.30	)% (7)	12.25%	25.37%		10.11%		1.50	% (7)(12)
Net assets, at end of period (11)	$14		$16	$14		$11		$10
Ratio of gross expenses to average net assets (4)(5)(13)(15)	2.60%		2.54%	2.33	% (10)	2.19	% (10)	2.38%
Ratio of net expenses to average net assets (5)(14)(15)	2.60%		2.54%	2.33	% (9)	2.24	% (9)	1.99%
Ratio of net investment income to average net assets (5)(6)	3.19%		3.55%	2.33%		2.70%		1.76%
Portfolio Turnover Rate	79	% (7)	127%	100%		163%		54	% (7)

(1)	The HCM Dividend Sector Plus Fund’s Class I shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Not annualized.

(8)	Amount represents less than $0.005 per share.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(11)	Actual net assets, not truncated.

(12)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(13)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	1.68%	1.95%	1.75%	1.94%

(14)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.68%	1.95%	1.75%	1.99%

(15)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2018		Year Ended	Year Ended		Year Ended		Period Ended
Class R	(Unaudited)		June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$13.05		$12.81	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.19		0.45	0.38		0.39		0.00	(8)
Net realized and unrealized gain (loss) on investments	(1.95)		1.13	2.33		0.59		0.15
Total from investment operations	(1.76)		1.58	2.71		0.98		0.15
Less distributions from:
Net investment income	(0.24)		(0.22)	(0.20)		(0.12)		—
Net realized gains	(1.10)		(1.12)	(0.50)		(0.21)		—
Total distributions	(1.34)		(1.34)	(0.70)		(0.33)		—
Net asset value, end of period	$9.95		$13.05	$12.81		$10.80		$10.15
Total return (3)	(13.30	)% (7)	12.26%	25.37%		10.11%		1.50	% (7)(12)
Net assets, at end of period (11)	$14		$16	$14		$11		$10
Ratio of gross expenses to average net assets (4)(5)(13)(15)	2.45%		2.39%	2.18	% (10)	2.04	% (10)	2.23%
Ratio of net expenses to average net assets (5)(14)(15)	2.45%		2.39%	2.18	% (9)	2.09	% (9)	1.84%
Ratio of net investment income to average net assets (5)(6)(14)	2.93%		3.42%	2.56%		2.55%		1.61%
Portfolio Turnover Rate	79	% (7)	127%	100%		163%		54	% (7)

(1)	The HCM Dividend Sector Plus Fund’s Class R shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Not annualized.

(8)	Amount represents less than $0.005 per share.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(11)	Actual net assets, not truncated.

(12)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(13)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	1.53%	1.80%	1.60%	1.79%

(14)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.53%	1.80%	1.60%	1.84%

(15)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2018		Year Ended	Year Ended		Year Ended		Period Ended
Class A1	(Unaudited)		June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$13.04		$12.80	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.28		0.62	0.24		0.36		0.00	(8)
Net realized and unrealized gain (loss) on investments	(2.05)		0.94	2.46		0.62		0.15
Total from investment operations	(1.77)		1.56	2.70		0.98		0.15
Less distributions from:
Net investment income	(0.13)		(0.20)	(0.20)		(0.12)		—
Net realized gains	(1.10)		(1.12)	(0.50)		(0.21)		—
Total distributions	(1.23)		(1.32)	(0.70)		(0.33)		—
Net asset value, end of period	$10.04		$13.04	$12.80		$10.80		$10.15
Total return (3)	(13.40	)% (7)	12.11%	25.27%		10.11%		1.50	% (7)(12)
Net assets, at end of period (000s)	$110		$568	$501	(11)	$11	(11)	$10	(11)
Ratio of gross expenses to average net assets (4)(5)(13)(15)	2.75%		2.69%	2.48	% (10)	2.34	% (10)	2.53%
Ratio of net expenses to average net assets (5)(14)(15)	2.75%		2.69%	2.48	% (9)	2.39	% (9)	2.14%
Ratio of net investment income to average net assets (5)(6)	4.36%		4.66%	1.89%		2.85%		1.91%
Portfolio Turnover Rate	79	% (7)	127%	100%		163%		54	% (7)

(1)	The HCM Dividend Sector Plus Fund’s Class A1 shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Not annualized.

(8)	Amount represents less than $0.005 per share.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(11)	Actual net assets, not truncated.

(12)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(13)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	1.84%	1.86%	1.90%	2.09%

(14)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.84%	1.86%	1.90%	2.14%

(15)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2018		Year Ended	Year Ended		Year Ended		Period Ended
Investor Class	(Unaudited)		June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$12.87		$12.67	$10.74		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.07		0.19	0.19		0.18		0.00	(8)
Net realized and unrealized gain (loss) on investments	(1.86)		1.27	2.41		0.72		0.15
Total from investment operations	(1.79)		1.46	2.60		0.90		0.15
Less distributions from:
Net investment income	(0.16)		(0.14)	(0.17)		(0.10)		—
Net realized gains	(1.10)		(1.12)	(0.50)		(0.21)		—
Total distributions	(1.26)		(1.26)	(0.67)		(0.31)		—
Paid-in-Capital From Redemption Fees	0.00	(8)	0.00 (9)	0.00	(8)	0.00	(8)	—
Net asset value, end of period	$9.82		$12.87	$12.67		$10.74		$10.15
Total return (3)	(13.74	)% (7)	11.44%	24.49%		9.25%		1.50	% (7)(12)
Net assets, at end of period (000s)	$46,413		$44,423	$23,328		$3,313		$10	(11)
Ratio of gross expenses to average net assets (4)(5)(13)(15)	3.35%		3.29%	3.08	% (10)	2.94	% (10)	3.13%
Ratio of net expenses to average net assets (5)(14)(15)	3.35%		3.29%	3.08	% (9)	2.99	% (9)	2.74%
Ratio of net investment income to average net assets (5)(6)	1.18%		1.46%	1.56%		3.44%		2.51%
Portfolio Turnover Rate	79	% (7)	127%	100%		163%		54	% (7)

(1)	The HCM Dividend Sector Plus Fund’s Investor Class shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Not annualized.

(8)	Amount represents less than $0.005 per share.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(11)	Actual net assets, not truncated.

(12)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(13)	Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	2.43%	2.46%	2.14%	2.69%

(14)	Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	2.43%	2.46%	2.14%	2.74%

(15)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2018		Year Ended	Period Ended
Class A	(Unaudited)		June 30, 2018	June 30, 2017 (1)
Net asset value, beginning of period	$10.96		$10.35	$10.00
Activity from investment operations:
Net investment income (2)	0.15		0.13	0.15
Net realized and unrealized gain (loss) on investments	(0.94)		0.69	0.26
Total from investment operations	(0.79)		0.82	0.41
Less distributions from:
Net investment income	(0.14)		(0.19)	(0.06)
Net realized gains	(0.49)		(0.02)	—
Total distributions	(0.63)		(0.21)	(0.06)
Paid-in-Capital From Redemption Fees (9)	0.00		0.00	0.00
Net asset value, end of period	$9.54		$10.96	$10.35
Total return (3)	(7.16	)% (8)	8.03%	4.11	% (8)
Net assets, at end of period (000s)	$147,349		$126,850	$68,027
Ratio of gross expenses to average net assets (4)(5)(6)	1.42%		1.52%	1.66%
Ratio of net expenses to average net assets (5)(6)	1.42%		1.52%	1.66%
Ratio of net investment income to average net assets (5)(6)(7)	2.67%		1.24%	2.28%
Portfolio Turnover Rate	76	% (8)	65%	26	% (8)

(1)	The HCM Income Plus Fund’s Class A shares commenced operations on November 9, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2018		Year Ended	Period Ended
Investor Class	(Unaudited)		June 30, 2018	June 30, 2017 (1)
Net asset value, beginning of period	$10.87		$10.31	$10.00
Activity from investment operations:
Net investment income (2)	0.11		0.03	0.10
Net realized and unrealized gain (loss) on investments	(0.93)		0.71	0.27
Total from investment operations	(0.82)		0.74	0.37
Less distributions from:
Net investment income	(0.08)		(0.16)	(0.06)
Net realized gains	(0.49)		(0.02)	—
Total distributions	(0.57)		(0.18)	(0.06)
Paid-in-Capital From Redemption Fees (9)	0.00		0.00	0.00
Net asset value, end of period	$9.48		$10.87	$10.31
Total return (3)	(7.49	)% (8)	7.27%	3.72	% (8)
Net assets, at end of period (000s)	$18,166		$14,980	$3,501
Ratio of gross expenses to average net assets (4)(5)(6)	2.17%		2.27%	2.41%
Ratio of net expenses to average net assets (5)(6)	2.17%		2.27%	2.41%
Ratio of net investment income to average net assets (5)(6)(7)	1.96%		0.28%	1.58%
Portfolio Turnover Rate	76	% (8)	65%	26	% (8)

(1)	The HCM Income Plus Fund’s Investor Class shares commenced operations on November 9, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2018

1.	ORGANIZATION

The HCM Tactical Growth Fund (“HTGF”), HCM Dividend Sector Plus Fund (“HDSPF”), and HCM Income Plus (“HIP”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. HTGF and HDSPF investment objective is to seek long-term capital appreciation. HIP’s investment objective is to seek total return. HTGF commenced operations on July 30, 2014. HDSPF commenced operations on March 11, 2015. HIP commenced operations on November 9, 2016.

HTGF, HDSPF and HIP offer Class A and Investor Class shares. HTGF and HDSPF also offer Class I and Class R shares. HDSPF also offers Class A1 shares. Class I and Class R shares are not currently available for sale. Class I, Class R and Investor Class shares are offered at net asset value. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. HTGF’s Investor Class shares were formerly known as Class C shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment non-exchange traded companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The HCM Funds
NOTES TO FINANCIAL (Unaudited)(Continued)
December 31, 2018

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end non-exchange traded investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other

The HCM Funds
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December 31, 2018

independent parties, the fair value team shall determine the fair value of such security using each following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions - The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the six months ended December 31, 2018, the Fund had realized loss of $61,634 from option contracts.

The value of derivative instruments outstanding as of December 31, 2018 as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above as an indicator of the volume of derivative activity for the fund.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

The HCM Funds
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December 31, 2018

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for each Fund’s assets measured at fair value:

The HCM Funds
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December 31, 2018

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,209,712	$—	$—	$2,209,712
Exchange Traded Funds	89,546,999	—	—	89,546,999
Short-Term Investment	106,375,755	—	—	106,375,755
Total	$198,132,466	$—	$—	$198,132,466

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$275,336,077	$—	$—	$275,336,077
Short-Term Investment	125,099,121	—	—	125,099,121
Total	$400,435,198	$—	$—	$400,435,198

HCM Income Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$99,373,943	$—	$—	$99,373,943
Short-Term Investment	65,724,242	—	—	65,724,242
Total	$165,098,185	$—	$—	$165,098,185

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The HCM Funds
NOTES TO FINANCIAL (Unaudited)(Continued)
December 31, 2018

Credit Facility – HDSPF has entered into a revolving line of credit agreement with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is up to 33 1/3% of the Fund’s daily market value. Borrowings under this agreement bear interest on the outstanding principal at a rate equal to the interest rate. In the event of default, all loans will bear interest at a rate equal to 5.00% in excess of the interest rate specified or 1M Libor plus 140 bps, per annum, on the principal balance outstanding. There is no maturity on the line of credit and can be recalled at any time. Average borrowings during the periods that the line of credit was in use and the average interest rate during the six months ended December 31, 2018 were $112,905,307 and 3.63%, respectively. The largest outstanding borrowing during the six months ended December 31, 2018 was $115,084,744. As of December 31, 2018, the Fund had $355,846 in borrowings outstanding at an effective interest rate of 3.90%.

Federal Income Taxes – The Funds have qualified and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years June 30, 2015 June 30, 2017, or expected to be taken in the Funds’ June 30, 2018 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this

The HCM Funds
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December 31, 2018

would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2018 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, were as follows:

Portfolio	Purchases	Sales
HCM Tactical Growth Fund	$126,116,625	$151,327,896
HCM Dividend Sector Plus Fund	403,879,584	581,331,065
HCM Income Plus Fund	109,651,299	125,565,323

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for HTGF and HDSPF and 0.95% for HIP. For the six months ended December 31, 2018, the Adviser earned investment advisory fees of $1,262,178, $2,782,648 and $771,998 for HTGF, HDSPF and HIP, respectively.

Pursuant to written contracts (the “Waiver Agreements”), the Adviser has agreed, at least until October 31, 2019, for HTGF, HDSPF and HIP, to waive a portion of its advisory fee and has agreed to reimburse HTGF, HDSPF and HIP for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expenses, not incurred in the ordinary course of each Fund’s business) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

				Class	Investor
	Class A	Class I	Class R	A1	Class
HTGF	1.99%	1.74%	1.84%	N/A	2.74%
HDSPF	1.99%	1.99%	1.84%	2.14%	2.74%
HIP	1.99%	N/A	N/A	N/A	2.74%

These fee waivers and reimbursements are subject to possible recoupment from the Fund by the Advisor in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of wavier and the expense limitation in place at the time of recapture. The Board may terminate this expense reimbursement arrangement upon 60 days written notice to the Adviser. HIPF has not met the expense limitation in any previous years, and therefore has no waivers eligible for future recoupment.

The HCM Funds
NOTES TO FINANCIAL (Unaudited)(Continued)
December 31, 2018

During the six months ended December 31, 2018, the Adviser waived $0 in fees pursuant to the Waiver Agreements for HTGF, HDSPF and HIPF, respectively.

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Investor Class and Class R shares, respectively, for HTGF, 0.25%, 0.40%, 1.00%, 0.25% and 0.10% of the average daily net assets attributable to Class A, Class A1, Investor Class, Class I and Class R shares, respectively for HDSPF, and 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HIP and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Class I and Class R shares are not currently accruing fees. During the six months ended December 31, 2018, pursuant to the Plans, distribution fees for Class A shares, Class A1 shares and Investor Class shares are as follows:

Portfolio	Class A	Class A1	Investor Class
HCM Tactical Growth Fund	$208,637	$—	$175,195
HCM Dividend Sector Plus Fund	493,793	459	249,798
HCM Income Plus Fund	180,983	—	88,699

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of HTGF’s Class A shares for the six months ended December 31, 2018, the Distributor received $76,879 from front-end sales charge of which $11,284 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDSPF’s Class A and Class A1 shares for the six months ended December 31, 2018, the Distributor received $49,633 from front-end sales charge of which $7,506 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HIP’s Class A shares for the six months ended December 31, 2018, the Distributor received $2,371 from front-end sales charge of which $331 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by either Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

The HCM Funds
NOTES TO FINANCIAL (Unaudited)(Continued)
December 31, 2018

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2018 and June 30, 2017 was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
6/30/2018	Income	Capital Gains	Capital	Total
HCM Tactical Growth Fund	$—	$—	$—	$—
HCM Dividend Sector Plus Fund	24,878,563	6,213,970	—	31,092,533
HCM Income Plus Fund	1,944,970	—	—	1,944,970

For Fiscal Year Ended	Ordinary	Long-Term	Return of
6/30/2017	Income	Capital Gains	Capital	Total
HCM Tactical Growth Fund	$—	$—	$—	$—
HCM Dividend Sector Plus Fund	8,346,230	—	—	8,346,230
HCM Income Plus Fund	184,665	—	—	184,665

As of June 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings
HCM Tactical Growth Fund	$—	$—	$(998,687)	$(268,640)	$—	$31,704,608	$30,437,281
HCM Dividend Sector Plus Fund	8,775,447	6,668,289	—	—	—	13,946,552	29,390,288
HCM Income Plus Fund	2,432,243	634,123	—	—	—	4,578,860	7,645,226

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income (losses), and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The HCM Tactical Growth Fund incurred and elected to defer such late year losses of $998,687.

The HCM Funds
NOTES TO FINANCIAL (Unaudited)(Continued)
December 31, 2018

At June 30, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
HCM Tactical Growth Fund	$268,640	$—	$268,640
HCM Dividend Sector Plus Fund	—	—	—
HCM Income Plus Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, the reclass of Fund distributions, and tax adjustments for C-Corporation return of capital distributions resulted in reclassification for the year ended June 30, 2018 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
HCM Tactical Growth Fund	$(730,210)	$730,210	$—
HCM Dividend Sector Plus Fund	—	(23,561)	23,561
HCM Income Plus Fund	—	27	(27)

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended December 31, 2018, HTGF, HDSPF, and HIP assessed $14,716, $12,407, and $5,836 respectively, in redemption fees.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
HCM Income Plus Fund	$175,325,845	$—	$(10,227,660)	$(10,227,660)
HCM Tactical Growth Fund	$198,267,928	$2,720,510	$(2,855,972)	$(135,462)
HCM Dividend Sector Plus Fund	$441,124,582	$5,002,586	$(45,691,970)	$(40,689,384)

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

Each Fund currently invests a portion of its assets in the BlackRock Liquidity FedFund Portfolio (“BlackRock”). Each Fund may redeem its investment in BlackRock at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of HTGD, HDSPF and HIP will be directly affected by the performance of BlackRock. The financial statements of the BlackRock, including the portfolio of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2018, the percentage of HTDF, HDSPF and HIP’s net assets invested in BlackRock was 53.4%, 31.2% and 39.7%, respectively.

The HCM Funds
NOTES TO FINANCIAL (Unaudited)(Continued)
December 31, 2018

9.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018. Management is currently evaluating the impact that this release will have on the Fund’s financial statements and related disclosures.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements:

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”) and Northern Lights Compliance Services, LLC (“NLCS”)(collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

The HCM Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2018

As a shareholder of the HCM Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and/or redemptions of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 through December 31, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	7/1/2018	12/31/2018	7/1/2018 - 12/31/2018	7/1/2018 - 12/31/2018
HCM Tactical Growth Fund - Class A	$1,000.00	$860.60	$7.97	1.70%
HCM Tactical Growth Fund - Class I	1,000.00	860.70	6.80	1.45%
HCM Tactical Growth Fund - Class R	1,000.00	860.70	7.27	1.55%
HCM Tactical Growth Fund - Investor Class	1,000.00	856.90	11.47	2.45%

HCM Dividend Sector Plus Fund - Class A	1,000.00	866.70	12.23	2.60%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	866.00	12.93	2.75%
HCM Dividend Sector Plus Fund - Class I	1,000.00	867.00	12.24	2.60%
HCM Dividend Sector Plus Fund - Class R	1,000.00	867.00	11.53	2.45%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	862.60	11.50	3.35%

HCM Income Plus - Class A	1,000.00	928.40	6.90	1.42%
HCM Income Plus - Investor Class	1,000.00	925.10	10.53	2.17%

The HCM Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
December 31, 2018

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Hypothetical	7/1/2018	12/31/2018	7/1/2018 - 12/31/2018	7/1/2018 - 12/31/2018
(5% return before expenses)
HCM Tactical Growth Fund - Class A	$1,000.00	$1,016.64	$8.64	1.70%
HCM Tactical Growth Fund - Class I	1,000.00	1,017.90	7.38	1.45%
HCM Tactical Growth Fund - Class R	1,000.00	1,017.39	7.88	1.55%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,012.85	12.43	2.45%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,012.10	13.19	2.60%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,011.34	13.94	2.75%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,012.10	13.19	2.60%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,012.85	12.43	2.45%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,008.32	12.40	3.35%

HCM Income Plus - Class A	1,000.00	1,018.05	7.22	1.42%
HCM Income Plus - Investor Class	1,000.00	1,014.27	11.02	2.17%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended December 31 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard A. Malinowski

Richard A. Malinowski, Principal Executive Officer/ President

Date 3/8/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard A. Malinowski

Richard A. Malinowski, Principal Executive Officer/ President

Date 3/8/19

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/8/19